Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2026 and December 31, 2025, and for the six months ended June 30, 2026 and 2025:

Name of related parties	Relationship with the Company
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”)	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Yongxu Liu	The Company’s CEO and Chairman
Xiying Yang	CEO’s spouse
Yongteng Liu	CEO’s brother
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”)	Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”)	Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Pingtan SF	An equity method investee of the Company
Mid-Castle Development Ltd. (“Mid-Castle”)	The Company’s shareholder
Hebei Tianyu Shengfeng Supply Chain Management Co., Ltd. (“Hebei Tianyu”)	An equity method investee of the Company

i)	Significant transactions with related parties were as follows:

	For the Six Months Ended June 30,
	2026	2025
Transportation services to Fujian Desheng	$-	$28
Transportation services to Fujian Bafang	62	4
Transportation services to Chongqing Changjiang and its subsidiaries	8,240	4,094
Transportation services to Hebei Tianyu	12	-
Total	$8,314	$4,126

	For the Six Months Ended June 30,
	2026	2025
Transportation services from Fujian Bafang	$857	$1,394
Lease services from Fuzhou Tianyu	93	124
Lease services from Fuzhou Tianyu Management	9	8
Supply services from Hebei Tianyu	239	-
Total	$1,198	$1,526

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his spouse, Xiying Yang, his brother, Yongteng Liu, Fujian Yunlian and Fuzhou Puhui Technology Co., Ltd, were the guarantors of the Company’s bank loans.

iii)	Significant balances with related parties were as follows:

	As of June 30, 2026	As of December 31, 2025
Due from related parties
Fuzhou Tianyu	$43	$42
Hebei Tianyu	209	-
Fujian Bafang	59	31
Pingtan SF (a)	7,410	6,971
Mid-Castle	317	472
Chongqing Changjiang and its subsidiaries	3,598	4,642
Total	$11,636	$12,158

(a)	The Company has made advances to Pingtan SF in accordance with the investment agreement. Such advances are due on demand.

	As of June 30, 2026	As of December 31, 2025
Due to related parties
Fujian Bafang (a)	$1,420	$1,699
Fuzhou Tianyu	7	21
Yongteng Liu	110	110
Total	$1,537	$1,830

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.